Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-34949
Entity Registrant Name	Arbutus Biopharma Corporation
Entity Central Index Key	0001447028
Entity Tax Identification Number	98-0597776
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	701 Veterans Circle
Entity Address, City or Town	Warminster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18974
City Area Code	(267)
Local Phone Number	469-0914
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ABUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false